Taxes and Payroll Charges Payable - Schedule of Taxes and Payroll Charges Payable (Parenthetical) (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Taxes And Payroll Charges [abstract]
Amount related to accident insurance		$ 47.7	$ 54.6
Reduction on provisions payable on social security	$ 2.5
Remaining amount of provisions payable on social security		10.0	11.4
Amount of injunction guaranteeing right to not collect social security contributions		$ 31.6
Amount involved in suit due to inclusion of the foreign exchange variation			$ 3.3